LONG TERM FINANCIAL ASSETS	12 Months Ended
Mar. 31, 2011
LONG TERM FINANCIAL ASSETS

Note 11          LONG TERM FINANCIAL ASSETS

The major components of the Financial Assets include the following:

	KUSDS	KUSDS
	2011	2010
Receivable from sale of GEDYS IntraWare GmbH
Balance outstanding, repayable in monthly instalments of $20,086, bearing interest at prime plus .25%, not be be greater than 2% per annum	984	-
Current portion, included in other current receivables	241	-
	743	-
Other long term receivables	95	99
Balance, March 31	838	99